FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS	12 Months Ended
Jul. 31, 2015
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS [Abstract]
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS

10. FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS:

The following disclosure of estimated fair value was determined by the Company using available market information and appropriate valuation methods. Considerable judgment is necessary to develop estimates of fair value. The estimates presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments.

The Company estimates the fair value of its financial instruments using the following methods and assumptions: (i) quoted market prices, when available, are used to estimate the fair value of investments in marketable debt and equity securities; (ii) discounted cash flow analyses are used to estimate the fair value of long-term debt, using the Company's estimate of current interest rates for similar debt; and (iii) carrying amounts in the balance sheet approximate fair value for cash and cash equivalents and tenant security deposits due to their high liquidity.

	July 31, 2015
	Carrying	Fair
	Value	Value
Cash and cash equivalents	$4,085,704	$4,085,704
Marketable securities	$1,461,504	$1,461,504
Security deposits payable	$776,588	$776,588
Mortgages, note and term loan payable	$6,937,288	$6,999,768

Financial instruments that are potentially subject to concentrations of credit risk consist principally of marketable securities and cash and cash equivalents. Marketable securities and cash and cash equivalents are placed with multiple financial institutions and instruments to minimize risk. No assurance can be made that such financial institutions and instruments will minimize all such risk.

Other assets subject to credit risk include receivables and unbilled receivables. The Company derived rental income from forty nine tenants, of which one tenant accounted for 18.21% and another tenant accounted for 14.91% of rental income during the year ended July 31, 2015. No other tenant accounted for more than 10% of rental income during the year ended July 31, 2015. Of the receivables recorded at July 31, 2015, one tenant accounted for 15.76% of the receivables due to a restructuring of the payments due on leases and two other tenants accounted for 22.71% and 13.69% of the receivables, respectively. Of the unbilled receivables, one tenant accounted for 30.44%, a second tenant accounted for 19.54% and a third tenant accounted for 12.25% of the balance at July 31, 2015. No other tenants accounted for more than 10% of billed receivables, unbilled receivables, or combined billed and unbilled receivables. Write-offs of unbilled receivables, primarily due to restructuring of leases, were $0 for 2015, $66,265 for 2014 and $324,536 for 2013.

The Company has one irrevocable letter of credit totaling $230,000 at July 31, 2015 and 2014 provided by one tenant as a security deposit.